Guarantor and Non-Guarantor Supplemental Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

September 30, 2013 (Successor)

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$77,027	$84,589	$25,460	$(23,919)	$163,157
Property and equipment, net	—	—	28,597	639	—	29,236
Subscriber acquisition costs, net	—	—	240,536	26,468	—	267,004
Deferred financing costs, net	—	56,206	—	—	—	56,206
Restricted cash	—	—	28,428	—	—	28,428
Investment in subsidiaries	531,352	1,943,321	—	—	(2,474,673)	—
Intercompany receivable	—	—	61,205	—	(61,205)	—
Intangible assets, net	—	—	799,830	82,903	—	882,733
Goodwill	—	—	804,041	33,378	—	837,419
Long-term investments and other assets	—	—	27,333	25	—	27,358

Total Assets	$531,352	$2,076,554	$2,074,559	$168,873	$(2,559,797)	$2,291,541

Liabilities and Stockholders’ Equity
Current liabilities	$—	$36,817	$159,514	$36,377	$(23,919)	$208,789
Intercompany payable	—	—	—	61,205	(61,205)	—
Notes payable and revolving line of credit, net of current portion	—	1,508,385	—	—	—	1,508,385
Capital lease obligations, net of current portion	—	—	2,918	—	—	2,918
Deferred revenue, net of current portion	—	—	15,425	1,812	—	17,237
Other long-term obligations	—	—	11,239	323	—	11,562
Deferred income tax liability	—	—	—	11,298	—	11,298
Total equity (deficit)	531,352	531,352	1,885,463	57,858	(2,474,673)	531,352

Total liabilities and stockholders’ equity	$531,352	$2,076,554	$2,074,559	$168,873	$(2,559,797)	$2,291,541

Supplemental Condensed Consolidating Balance Sheet

December 31, 2012 (Successor)

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$220	$79,469	$6,511	$(10,927)	$75,273
Property and equipment, net	—	—	29,415	791	—	30,206
Subscriber acquisition costs, net	—	—	11,518	1,235	—	12,753
Deferred financing costs, net	—	57,322	—	—	—	57,322
Restricted cash	—	—	28,428	—	—	28,428
Investment in subsidiaries	679,279	1,966,582	—	—	(2,645,861)	—
Intercompany receivable	—	—	51,754	—	(51,754)	—
Intangible assets, net	—	—	955,291	97,728	—	1,053,019
Goodwill	—	—	842,136	34,506	—	876,642
Long-term investments and other assets	—	—	21,676	29	—	21,705

Total Assets	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Liabilities and Stockholders’ Equity
Current liabilities	$—	$11,845	$91,311	$15,878	$(10,927)	$108,107
Intercompany payable	—	—	—	51,754	(51,754)	—
Notes payable and revolving line of credit, net of current portion	—	1,333,000	—	—	—	1,333,000
Capital lease obligations, net of current portion	—	—	4,768	—	—	4,768
Deferred revenue, net of current portion	—	—	659	49	—	708
Other long-term obligations	—	—	2,096	161	—	2,257
Deferred income tax liability	—	—	16,519	10,710	—	27,229
Total equity (deficit)	679,279	679,279	1,904,334	62,248	(2,645,861)	679,279

Total liabilities and stockholders’ equity	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Condensed Consolidating Balance Sheet

December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$220	$79,469	$6,511	$(10,927)	$75,273
Property and equipment, net	—	—	29,415	791	—	30,206
Subscriber acquisition costs, net	—	—	11,518	1,235	—	12,753
Deferred financing costs, net	—	57,322	—	—	—	57,322
Restricted cash	—	—	28,428	—	—	28,428
Investment in subsidiaries	679,279	1,966,582	—	—	(2,645,861)	—
Intercompany receivable	—	—	51,754	—	(51,754)	—
Customer relationships	—	—	955,291	97,728	—	1,053,019
Goodwill	—	—	842,136	34,506	—	876,642
Long-term investments and other assets	—	—	21,676	29	—	21,705

Total assets	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Liabilities and stockholders’ equity
Current liabilities	$—	$11,845	$91,311	$15,878	$(10,927)	$108,107
Intercompany payable	—	—	—	51,754	(51,754)	—
Notes payable, net of current portion	—	1,333,000	—	—	—	1,333,000
Capital lease obligations, net of current portion	—	—	4,768	—	—	4,768
Deferred revenue, net of current portion	—	—	659	49	—	708
Other long-term obligations	—	—	2,096	161	—	2,257
Deferred income tax liability	—	—	16,519	10,710	—	27,229
Total equity (deficit)	679,279	679,279	1,904,334	62,248	(2,645,861)	679,279

Total liabilities and stockholders’ equity	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Condensed Consolidating Balance Sheet

December 31, 2011 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$—	$111,459	$9,119	$(43,670)	$76,908
Property and equipment, net	—	—	26,402	38	—	26,440
Subscriber acquisition costs, net	—	—	478,182	55,831	—	534,013
Deferred financing costs, net	—	—	4,189	—	—	4,189
Restricted cash	—	—	—	1,349	—	1,349
Investment in subsidiaries	—	(187,983)	—	—	187,983	—
Intercompany loan	—	—	5,000	—	(5,000)	—
Intangible assets, net	—	—	706	—	—	706
Long-term investments and other assets	—	—	1,365	10	—	1,375

Total assets	$—	$(187,983)	$627,303	$66,347	$139,313	$644,980

Liabilities and stockholders’ equity (deficit)
Current liabilities	$—	$—	$97,281	$48,310	$(43,670)	$101,921
Intercompany loan	—	—	—	5,000	(5,000)	—
Notes payable, net of current portion	—	—	605,000	—	—	605,000
Liability—contracts sold, net of current portion	—	—	62,094	—	—	62,094
Capital lease obligations, net of current portion	—	—	5,075	—	—	5,075
Deferred revenue, net of current portion	—	—	29,995	4,571	—	34,566
Other long-term obligations	—	—	18,087	1,297	—	19,384
Deferred income tax liability	—	—	—	439	—	439
Total APX Group, Inc. stockholders’ equity (deficit)	—	(187,983)	(190,097)	2,114	187,983	(187,983)
Non-controlling interests	—	—	(132)	4,616	—	4,484

Total liabilities and stockholders’ equity (deficit)	$—	$(187,983)	$627,303	$66,347	$139,313	$644,980

Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Nine Months Ended September 30, 2013 (Successor)

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$350,358	$20,103	$(2,264)	$368,197
Costs and expenses	—	—	387,796	23,075	(2,264)	408,607

Loss from operations	—	—	(37,438)	(2,972)	—	(40,410)
Loss from subsidiaries	(87,341)	(51,671)	—	—	139,012	—
Other income (expense), net	60,000	(35,670)	405	(68)	(60,000)	(35,333)

Loss before income tax expenses	(27,341)	(87,341)	(37,033)	(3,040)	79,012	(75,743)
Income tax expense (benefit)	—	—	12,447	(849)	—	11,598

Net loss	$(27,341)	$(87,341)	$(49,480)	$(2,191)	$79,012	$(87,341)

Other comprehensive (loss) income, net of tax effects:
Net loss	$(27,341)	$(87,341)	$(49,480)	$(2,191)	$79,012	$(87,341)
Foreign currency translation adjustment	—	(3,981)	(1,959)	(2,022)	3,981	(3,981)

Total other comprehensive income	—	(3,981)	(1,959)	(2,022)	3,981	(3,981)

Comprehensive loss	$(27,341)	$(91,322)	$(51,439)	$(4,213)	$82,993	$(91,322)

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

For the Nine Months Ended September 30, 2012 (Predecessor)

(In thousands)

(unaudited)

	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$318,363	$17,200	$(1,087)	$334,476
Costs and expenses	—	263,121	16,863	(1,087)	278,897

Income from operations	—	55,242	337	—	55,579
Loss from subsidiaries	(43,116)	—	—	43,116	—
Other expense, net	(287)	(89,266)	(439)	—	(89,992)

Loss from continuing operations before income tax expenses	(43,403)	(34,024)	(102)	43,116	(34,413)
Income tax expense (benefit)	—	5,197	(2)	—	5,195

Loss from continuing operations	(43,403)	(39,221)	(100)	43,116	(39,608)
Loss from discontinued operations	—	(239)	—	—	(239)

Net loss before non-controlling interests	(43,403)	(39,460)	(100)	43,116	(39,847)
Net income (loss) attributable to non-controlling interests	—	6,197	(2,641)	—	3,556

Net (loss) income	$(43,403)	$(45,657)	$2,541	$43,116	$(43,403)

Other comprehensive (loss) income, net of tax effects:
Net loss before non-controlling interests	$(43,403)	$(39,460)	$(100)	$43,116	$(39,847)
Change in fair value of interest rate swap agreement	318	318	—	(318)	318
Foreign currency translation adjustment	1,969	1,844	125	(1,969)	1,969

Total other comprehensive income	2,287	2,162	125	(2,287)	2,287
Comprehensive (loss) income before non-controlling interests	(41,116)	(37,298)	25	40,829	(37,560)
Comprehensive income (loss) attributable to non-controlling interests	—	6,197	(2,641)	—	3,556

Comprehensive (loss) income	$(41,116)	$(43,495)	$2,666	$40,829	$(41,116)

Condensed Consolidating Statements of Operations

For the Period From November 17, 2012 to December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$54,251	$3,412	$(57)	$57,606
Costs and expenses	—	—	83,477	2,379	(57)	85,799

(Loss) income from operations	—	—	(29,226)	1,033	—	(28,193)
(Loss) income from subsidiaries	(30,102)	(17,549)	—	—	47,651	—
Other income (expense)	—	(12,553)	(256)	(3)	—	(12,812)

(Loss) income from continuing operations before income tax expenses	(30,102)	(30,102)	(29,482)	1,030	47,651	(41,005)
Income tax (benefit) expense	—	—	(11,193)	290	—	(10,903)

Net (loss) income	$(30,102)	$(30,102)	$(18,289)	$740	$47,651	$(30,102)

Other comprehensive (loss) income net of tax effects:
Net (loss) income before non-controlling interests	$(30,102)	$(30,102)	$(18,289)	$740	$47,651	$(30,102)
Foreign currency translation adjustment	—	928	444	484	(928)	928

Total other comprehensive income (loss)	—	928	444	484	(928)	928

Comprehensive (loss) income	$(30,102)	$(29,174)	$(17,845)	$1,224	$46,723	$(29,174)

Condensed Consolidating Statements of Operations

For the Period From January 1, 2012 to November 16, 2012 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$375,502	$23,431	$(1,363)	$397,570
Costs and expenses	—	—	413,378	28,548	(1,363)	440,563

Loss from operations	—	—	(37,876)	(5,117)	—	(42,993)
Loss from subsidiaries	—	(153,517)	—	—	153,517	—
Other (expense)	—	—	(103,830)	(2,851)	—	(106,681)

(Loss) income from continuing operations before income tax expenses	—	(153,517)	(141,706)	(7,968)	153,517	(149,674)
Income tax expense	—	—	3,500	1,423	—	4,923

(Loss) income from continuing operations	—	(153,517)	(145,206)	(9,391)	153,517	(154,597)
Loss from discontinued operations	—	—	(239)	—	—	(239)

Net (loss) income before non-controlling interests	—	(153,517)	(145,445)	(9,391)	153,517	(154,836)
Net (loss) income attributable to non-controlling interests	—	—	6,781	(8,100)	—	(1,319)

Net (loss) income	$—	$(153,517)	$(152,226)	$(1,291)	$153,517	$(153,517)

Other comprehensive income (loss) net of tax effects:
Net (loss) income before non-controlling interests	$—	$(153,517)	$(145,445)	$(9,391)	$153,517	$(154,836)
Change in fair value of interest rate swap agreement	—	318	318	—	(318)	318
Foreign currency translation adjustment	—	708	708	—	(708)	708

Total other comprehensive income (loss)	—	1,026	1,026	—	(1,026)	1,026
Comprehensive income (loss) before non-controlling interests	—	(152,491)	(144,419)	(9,391)	152,491	(153,810)
Comprehensive (loss) income attributable to non-controlling interests	—	—	6,781	(8,100)	—	(1,319)

Comprehensive (loss) income	$—	$(152,491)	$(151,200)	$(1,291)	$152,491	$(152,491)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$350,572	$(956)	$(9,668)	$339,948
Costs and expenses	—	—	295,854	14,748	(9,668)	300,934

Income (loss) from operations	—	—	54,718	(15,704)	—	39,014
(Loss) income from subsidiaries	—	(68,546)	—	—	68,546	—
Other expense	—	—	(97,993)	(4,248)	—	(102,241)

(Loss) income from continuing operations before income tax expenses	—	(68,546)	(43,275)	(19,952)	68,546	(63,227)
Income tax expense (benefit)	—	—	719	(4,458)	—	(3,739)

(Loss) income from continuing operations	—	(68,546)	(43,994)	(15,494)	68,546	(59,488)
Loss from discontinued operations	—	—	(2,917)	—	—	(2,917)

Net (loss) income before non-controlling interests	—	(68,546)	(46,911)	(15,494)	68,546	(62,405)
Net income (loss) attributable to non-controlling interests	—	—	6,769	345	(973)	6,141

Net (loss) income	$—	$(68,546)	$(53,680)	$(15,839)	$69,519	$(68,546)

Other comprehensive (loss) income net of tax effects:
Net (loss) income before non-controlling interests	$—	$(68,546)	$(46,911)	$(15,494)	$68,546	$(62,405)
Change in fair value of interest rate swap agreement	—	563	563	—	(563)	563
Foreign currency translation adjustment	—	(1,734)	(2,104)	370	1,734	(1,734)

Total other comprehensive income (loss)	—	(1,171)	(1,541)	370	1,171	(1,171)
Comprehensive income (loss) before non-controlling interests	—	(69,717)	(48,452)	(15,124)	69,717	(63,576)
Comprehensive (loss) income attributable to non-controlling interests	—	—	6,769	345	(973)	6,141

Comprehensive (loss) income	$—	$(69,717)	$(55,221)	$(15,469)	$70,690	$(69,717)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$216,392	$29,910	$(7,424)	$238,878
Costs and expenses	—	—	192,253	8,820	(7,424)	193,649

Income from operations	—	—	24,139	21,090	—	45,229
(Loss) income from subsidiaries	—	(23,658)	—	—	23,658	—
Other expense	—	—	(69,719)	(148)	—	(69,867)

(Loss) income from continuing operations before income tax expenses	—	(23,658)	(45,580)	20,942	23,658	(24,638)
Income tax (benefit) expense	—	—	(225)	4,545	—	4,320

(Loss) income from continuing operations	—	(23,658)	(45,355)	16,397	23,658	(28,958)
Net loss attributable to non-controlling interests	—	—	(5,300)	—	—	(5,300)

Net (loss) income	$—	$(23,658)	$(40,055)	$16,397	$23,658	$(23,658)

Other comprehensive (loss) income net of tax effects:
Net (loss) income before non-controlling interests	$—	$(23,658)	$(45,355)	$16,397	$23,658	$(28,958)
Change in fair value of interest rate swap agreement	—	179	179	—	(179)	179
Foreign currency translation adjustment	—	1,709	—	1,709	(1,709)	1,709

Total other comprehensive income (loss)	—	1,888	179	1,709	(1,888)	1,888
Comprehensive income (loss) before non-controlling interests	—	(21,770)	(45,176)	18,106	21,770	(27,070)
Comprehensive (loss) income attributable to non-controlling interests	—	—	(5,300)	—	—	(5,300)

Comprehensive (loss) income	$—	$(21,770)	$(39,876)	$18,106	$21,770	$(21,770)

Condensed Consolidating Statements of Cash Flows

Supplemental Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2013 (Successor)

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by (used in) operating activities	$60,000	$(115)	$105,177	$34,609	$(60,000)	$139,671
Cash flow from investing activities:
Subscriber contract costs	—	—	(240,678)	(26,554)	—	(267,232)
Capital expenditures	—	—	(5,764)	(24)	—	(5,788)
Proceeds from the sale of subsidiary	—	144,750	—	—	—	144,750
Investment in subsidiary	—	(178,077)	—	—	178,077	—
Proceeds from the sale of capital assets	—	—	9	—	—	9
Net cash used in acquisition	—	—	(4,272)	—	—	(4,272)
Other assets	—	—	(8,192)	3	—	(8,189)

Net cash used in investing activities	—	(33,327)	(258,897)	(26,575)	178,077	(140,722)
Cash flow from financing activities:
Proceeds from notes payable	—	203,500	—	—	—	203,500
Intercompany receivable	—	—	(9,451)	—	9,451	—
Intercompany payable	—	—	178,077	9,451	(187,528)	—
Borrowings from revolving line of credit	—	22,500	—	—	—	22,500
Repayments on revolving line of credit	—	(50,500)	—	—	—	(50,500)
Repayments of capital lease obligations	—	—	(5,208)	—	—	(5,208)
Deferred financing costs	—	(5,429)	—	—	—	(5,429)
Payment of dividends	(60,000)	(60,000)	—	—	60,000	(60,000)

Net cash (used in) provided by financing activities	(60,000)	110,071	163,418	9,451	(118,077)	104,863

Effect of exchange rate changes on cash	—	—	—	(169)	—	(169)

Net increase in cash	—	76,629	9,698	17,316	—	103,643
Cash:
Beginning of period	—	399	4,188	3,503	—	8,090

End of period	$—	$77,028	$13,886	$20,819	$—	$111,733

Supplemental Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2012 (Predecessor)

(In thousands)

(unaudited)

	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by operating activities	$—	$94,141	$38,504	$—	$132,645
Cash flow from investing activities:
Subscriber contract costs	—	(192,412)	(49,330)	—	(241,742)
Capital expenditures	—	(3,187)	(268)	—	(3,455)
Investment in subsidiary	(4,562)	—	—	4,562	—
Proceeds from the sale of capital assets	—	274	—	—	274
Other assets	—	(1,154)	(18)	—	(1,172)

Net cash used in investing activities	(4,562)	(196,479)	(49,616)	4,562	(246,095)
Cash flow from financing activities:
Proceeds from notes payable	—	116,163	—	—	116,163
Proceeds from issuance of preferred stock and warrants	4,562	—	—	—	4,562
Proceeds from issuance of preferred stock by Solar	—	—	5,000	—	5,000
Capital contributions-non-controlling interest	—	—	4,729	—	4,729
Intercompany receivable	—	(7,174)	—	7,174	—
Intercompany payable	—	4,562	7,174	(11,736)	—
Borrowings from revolving line of credit	—	47,000	2,500	—	49,500
Repayments on revolving line of credit	—	(42,241)	—	—	(42,241)
Change in restricted cash	—	—	448	—	448
Repayments of capital lease obligations	—	(3,407)	—	—	(3,407)
Deferred financing costs	—	(5,720)	(964)	—	(6,684)
Payment of dividends	—	—	(75)	—	(75)

Net cash provided by financing activities	4,562	109,183	18,812	(4,562)	127,995

Effect of exchange rate changes on cash	—	—	161	—	161

Net increase in cash	—	6,845	7,861	—	14,706
Cash:
Beginning of period	—	2,817	863	—	3,680

End of period	$—	$9,662	$8,724	$—	$18,386

Condensed Consolidating Statements of Cash Flows

For the Period From November 17, 2012 to December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by (used in) operating activities	$—	$399	$(22,272)	$326	$(3,696)	$(25,243)
Cash flow from investing activities:
Subscriber contract costs	—	—	(11,683)	(1,255)	—	(12,938)
Capital expenditures	—	—	(1,333)	(123)	—	(1,456)
Net cash used in acquisition of the predecessor including transaction costs, net of cash acquired	—	(1,915,473)	—	—	—	(1,915,473)
Investment in subsidiary	(708,453)	(67,626)	(3,696)	—	779,775	—
Other assets	—	—	(19,587)	—	—	(19,587)

Net cash used in investing activities	(708,453)	(1,983,099)	(36,299)	(1,378)	779,775	(1,949,454)
Cash flow from financing activities:
Proceeds from notes payable	—	1,333,000	—	—	—	1,333,000
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453	708,453	—	—	(708,453)	708,453
Intercompany payable	—	—	63,112	4,514	(67,626)	—
Repayments of capital lease obligations	—	—	(353)	—	—	(353)
Deferred financing costs	—	(58,354)	—	—	—	(58,354)

Net cash provided by financing activities	708,453	1,983,099	62,759	4,514	(776,079)	1,982,746
Effect of exchange rate changes on cash	—	—	—	41	—	41

Net increase in cash	—	399	4,188	3,503	—	8,090
Cash:
Beginning of period	—	—	—	—	—	—

End of period	$—	$399	$4,188	$3,503	$—	$8,090

Condensed Consolidating Statements of Cash Flows

For the Period From January 1, 2012 to November 16, 2012 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by operating activities	$—	$—	$100,385	$43,330	$(48,344)	$95,371
Cash flow from investing activities:
Subscriber contract costs	—	—	(205,705)	(58,026)	—	(263,731)
Capital expenditures	—	—	(5,231)	(663)	—	(5,894)
Proceeds from the sale of capital assets	—	—	274	—	—	274
Investment in subsidiary	—	(4,562)	—	—	4,562	—
Other assets	—	—	(725)	(18)	—	(743)

Net cash used in investing activities	—	(4,562)	(211,387)	(58,707)	4,562	(270,094)
Cash flow from financing activities:
Proceeds from notes payable	—	—	116,163	—	—	116,163
Proceeds from issuance of preferred stock and warrants	—	4,562	—	—	—	4,562
Proceeds from issuance of preferred stock by Solar	—	—	—	5,000	—	5,000
Capital contributions-non-controlling interest	—	—	—	9,193	—	9,193
Borrowings from revolving line of credit	—	—	101,000	4,000	—	105,000
Intercompany receivable	—	—	(46,036)	—	46,036	—
Intercompany payable	—	—	—	2,254	(2,254)	—
Repayments on revolving line of credit	—	—	(42,241)	—	—	(42,241)
Change in restricted cash	—	—	—	(152)	—	(152)
Repayments of capital lease obligations	—	—	(4,060)	—	—	(4,060)
Excess tax benefit from share-based payment awards	—	—	2,651	—	—	2,651
Deferred financing costs	—	—	(5,720)	(964)	—	(6,684)
Payments of dividends	—	—	—	(80)	—	(80)

Net cash provided by financing activities	—	4,562	121,757	19,251	43,782	189,352
Effect of exchange rate changes on cash	—	—	—	(251)	—	(251)

Net increase in cash	—	—	10,755	3,623	—	14,378
Cash:
Beginning of period	—	—	2,817	863	—	3,680

End of period	$—	$—	$13,572	$4,486	$—	$18,058

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by (used in) operating activities	$—	$—	$(47,002)	$13,962	$(3,802)	$(36,842)
Cash flow from investing activities:
Subscriber contract costs	—	—	(178,824)	(24,753)	—	(203,577)
Capital expenditures	—	—	(6,516)	(5)	—	(6,521)
Proceeds from the sale of capital assets	—	—	185	—	—	185
Investment in subsidiary	—	(45,068)		—	45,068	—
Other assets	—	—	2,315	(5)	—	2,310

Net cash used in investing activities	—	(45,068)	(182,840)	(24,763)	45,068	(207,603)
Cash flow from financing activities:
Proceeds from notes payable	—	—	187,500	5,000	(5,000)	187,500
Proceeds from issuance of preferred stock and warrants	—	45,068	—	—	—	45,068
Proceeds from issuance of preferred stock by Solar	—	—	—	5,000	—	5,000
Capital contributions-non-controlling interest	—	—	—	224	—	224
Intercompany payable	—	—	36,266	—	(36,266)	—
Borrowings from revolving line of credit	—	—	87,300	—	—	87,300
Repayments on revolving line of credit	—	—	(75,209)	—	—	(75,209)
Change in restricted cash	—	—	—	(1,348)	—	(1,348)
Repayments of capital lease obligations	—	—	(2,357)	—	—	(2,357)
Deferred financing costs	—	—	(2,000)	—	—	(2,000)

Net cash provided by financing activities	—	45,068	231,500	8,876	(41,266)	244,178
Effect of exchange rate changes on cash	—	—	—	247	—	247

Net (decrease) increase in cash	—	—	1,658	(1,678)	—	(20)
Cash:
Beginning of period	—	—	3,700	—	—	3,700

End of period	$—	$—	$5,358	$(1,678)	$—	$3,680

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operating activities:
Net cash provided by operating activities	$—	$—	$27,583	$21,540	$(15,802)	$33,321
Cash flow from investing activities:
Subscriber contract costs	—	—	(140,885)	(22,828)	—	(163,713)
Capital expenditures	—	—	(1,834)	(45)	—	(1,879)
Repayment of advances to related parties, net	—	—	(15,802)	—	15,802	—
Other assets	—	—	(1,709)	(1,864)	—	(3,573)

Net cash used in investing activities	—	—	(160,230)	(24,737)	15,802	(169,165)
Cash flow from financing activities:
Proceeds from notes payable	—	—	62,500	—	—	62,500
Repayments on revolving line of credit	—	—	6,650	—	—	6,650
Change in restricted cash	—	—	72,104	—	—	72,104
Repayments of capital lease obligations	—	—	(1,224)	—	—	(1,224)
Deferred financing costs	—	—	(2,345)	—	—	(2,345)
Payments of dividends	—	—	(1,000)	—	—	(1,000)

Net cash provided by financing activities	—	—	136,685	—	—	136,685
Effect of exchange rate changes on cash	—	—	—	1,708	—	1,708

Net (decrease) increase in cash	—	—	4,038	(1,489)	—	2,549
Cash:
Beginning of period	—	—	(1,018)	2,169	—	1,151

End of period	$—	$—	$3,020	$680	$—	$3,700